Segment Reporting - Schedule of Our Chief Officer Decision Maker Evaluates Segment Performance (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Net sales
Net sales	$ 667,432	$ 408,532	$ 2,139,537	$ 2,085,314
Gross profit
Gross profit	251,981	164,786	743,317	862,105
Operating expenses
Operating expenses	1,665,478	2,054,263	11,028,160	5,734,031
Depreciation and Amortization
Depreciation and Amortization	57,480	69,101	285,054	287,722
Pocono Pharmaceuticals [Member]
Net sales
Net sales	667,432	408,532
Gross profit
Gross profit	251,981	164,786	743,317	744,391
Depreciation and Amortization
Depreciation and Amortization	48,213	56,823	235,941	222,159
4P Therapeutics [Member]
Net sales
Net sales
Gross profit
Gross profit				117,714
Depreciation and Amortization
Depreciation and Amortization	9,267	9,267	37,070	51,577
Selling, general and administrative-Pocono Pharmaceuticals [Member]
Operating expenses
Operating expenses	151,528	154,394	661,805	606,275
Selling, general and administrative-4P Therapeutics [Member]
Operating expenses
Operating expenses	19,999	24,354	136,294	236,953
Selling, general and administrative-Corporate [Member]
Operating expenses
Operating expenses	810,525	900,980	3,515,711	2,930,378
Research and development-4P Therapeutics [Member]
Operating expenses
Operating expenses	683,426	974,535	3,119,134	1,960,425
Corporate [Member]
Depreciation and Amortization
Depreciation and Amortization		$ 3,011	$ 12,043	$ 13,986